Segment information (Tables)	6 Months Ended
Jun. 30, 2011
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net revenues (CHF million)

Private Banking	2,797	2,896	2,991	(3)	(6)	5,693	5,891	(3)

Investment Banking	2,822	4,929	4,099	(43)	(31)	7,751	9,315	(17)

Asset Management	629	591	502	6	25	1,220	1,133	8

Corporate Center	78	(603)	828	–	(91)	(525)	1,042	–

Noncontrolling interests without SEI	566	343	119	65	376	909	171	432

Net revenues	6,892	8,156	8,539	(15)	(19)	15,048	17,552	(14)

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	843	855	874	(1)	(4)	1,698	1,766	(4)

Investment Banking	231	1,343	784	(83)	(71)	1,574	2,578	(39)

Asset Management	202	172	22	17	–	374	188	99

Corporate Center	(190)	(745)	126	(74)	–	(935)	208	–

Noncontrolling interests without SEI	554	341	103	62	438	895	144	–

Income from continuing operations before taxes	1,640	1,966	1,909	(17)	(14)	3,606	4,884	(26)

Total assets
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Total assets (CHF million)

Private Banking	335,098	341,581	337,496	351,009	(2)	(1)	(5)

Investment Banking	741,067	779,218	803,613	905,208	(5)	(8)	(18)

Asset Management	27,813	28,275	27,986	28,519	(2)	(1)	(2)

Corporate Center [1]	(133,347)	(138,996)	(143,945)	(156,232)	(4)	(7)	(15)

Noncontrolling interests without significant economic interest	6,292	6,390	6,855	9,444	(2)	(8)	(33)

Total assets	976,923	1,016,468	1,032,005	1,137,948	(4)	(5)	(14)

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.